Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
Note 31 – Subsequent Events

1.	Kenon

A.	Dividend

On April 13, 2021, Kenon’s board of directors approved a cash dividend of $1.86 per share (an aggregate amount of approximately $100 million), payable to Kenon’s shareholders of record as of the close of trading on April 29, 2021, for payment on or about May 6, 2021.

2.	OPC

A.	Share issuance

In January 2021, OPC issued to Altshuler Shaham Ltd. and entities managed by Altschuler Shalam (collectively, the “Offerees”), 10,300,000 ordinary shares of NIS 0.01 par value each. The price of the shares issued to the Offerees is NIS 34 per ordinary share, and the gross proceeds from the issuance amounted to about NIS 350 million (approximately $109 million). The issuance expenses amounted to about NIS 4 million (approximately $1 million). Following the issuance, Kenon will hold approximately 58.6% of OPC (58.2% on a fully diluted basis).

B.	In January 2021, OPC completed the acquisition of CPV for a consideration of approximately $648 million. Refer to Note 19.B.f for further details.

C.
In April 2021, OPC announced that it signed an agreement to purchase an interest in Gnrgy Ltd. (“Gnrgy”), whose business focuses on e-mobility charging stations. Pursuant to the purchase agreement, OPC has agreed to acquire a 51% interest in Gnrgy for NIS 67 million (approximately $20 million). The acquisition is expected to be completed in 2 stages over 11 months with the majority of the purchase price earmarked for funding of Gnrgy’s business plan including repayment of existing related party debts.

Gnrgy's founder will retain the remaining interests in Gnrgy and enter into a shareholders’ agreement with OPC, which will among other things give OPC an option to acquire a 100% interest in Gnrgy. Completion of the acquisition is subject to certain conditions, including approval (or an exemption) from the Israel Competition Authority.

3.	ZIM

A.	Initial Public Offering

In February 2021, ZIM completed its initial public offering (“IPO”) of 15,000,000 ordinary shares (including shares issued upon the exercise of the underwriters’ option), for gross consideration of $225 million (before deducting underwriting discounts and commissions or other offering expenses). ZIM’s ordinary shares began trading on the NYSE on January 28, 2021.

Prior to the IPO, ZIM obtained waivers from its notes holders, subject to the completion of ZIM’s IPO, by which certain requirements and limitations in respect of repurchase of debt, incurrences of debt, vessel financing, reporting requirements and dividend distributions, were relieved or removed.

As a result of the IPO, Kenon’s interest in ZIM was diluted from 32% to 28%. Following the IPO, Kenon will recognize either a gain or loss on dilution in its financial statements in the first quarter of 2021. Kenon is currently assessing the impact of the dilution on the consolidated financial statements.

4.	Qoros

A.	Sale of remaining 12% interest

In April 2021, Quantum entered into an agreement with the New Qoros Investor to sell all of its remaining 12% interest in Qoros. The key terms of the agreement are set forth below.

The total purchase price is RMB1.56 billion (approximately $238 million), which is the same valuation as the previous sales by Quantum to the New Qoros Investor. The deal is subject to certain conditions, including a release of the share pledge (refer to Note 9.B.b.4) over the shares to be sold (substantially all of which have been pledged to Qoros’ lending banks), approval of the transaction by the National Development and Reform Commission and registration with the State Administration of Market Regulation.

           The Baoneng Group has guaranteed the obligations of the New Qoros Investor under this agreement.

The purchase price is to be paid over time pursuant to the following schedule:

Installment	Amount (RMB)	Percentage of the Aggregate Purchase Price	Payment Date
Deposit	78,000,000	5%	July 31, 2021, or earlier if certain conditions are met[1]
First Payment	312,000,000	20%	September 30, 2021[1]
Second Payment	390,000,000	25%	March 31, 2022[1]
Third Payment	390,000,000	25%	September 30, 2022
Fourth Payment	390,000,000	25%	March 31, 2023

[1] Payments to a designated account.

The first and second payments, including the deposit, will be paid into a designated account set up in the name of the New Qoros Investor over which Quantum has joint control. According to the agreement, the transfer of these payments to Quantum will occur by the end of Q2 2022, provided that the relevant conditions are met in connection with the registration of the shares to the purchaser subject to receipt by Quantum of collateral acceptable to it. The agreement provides that the third and fourth payments will be paid directly to Quantum.

Kenon has not completed its assessment on the gain or loss arising from the sale, which will impact future financial periods.